Financial assets and liabilities at fair value (Tables)	6 Months Ended
Jun. 30, 2023
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value by class

	June 30, 2023
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	5,837	5,837	—
Treasuries/governments bonds	11,209	11,209	—
Other interest-bearing securities except loans	65,708	65,708	—
Loans in the form of interest-bearing securities	54,379	55,118	739
Loans to credit institutions	24,568	24,054	-514
Loans to the public	218,419	215,364	-3,055
Derivatives	8,598	8,598	—
Total financial assets	388,718	385,888	-2,830

Borrowing from credit institutions	7,659	7,659	—
Debt securities issued	340,397	340,512	115
Derivatives	9,850	9,850	—
Total financial liabilities	357,906	358,021	115

	December 31, 2022
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	4,060	4,060	—
Treasuries/governments bonds	15,048	15,048	—
Other interest-bearing securities except loans	57,144	57,144	—
Loans in the form of interest-bearing securities	54,257	54,877	620
Loans to credit institutions	22,145	21,747	-398
Loans to the public	207,737	204,543	-3,194
Derivatives	10,304	10,304	—
Total financial assets	370,695	367,723	-2,972

Borrowing from credit institutions	7,153	7,153	—
Debt securities issued	319,117	318,900	-217
Derivatives	13,187	13,187	—
Total financial liabilities	339,457	339,240	-217

Schedule of fair value measurement of assets

	Financial assets at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	1,255	9,954	—	11,209
Other interest-bearing securities except loans	18,837	46,871	—	65,708
Derivatives	—	8,529	69	8,598
Total, June 30, 2023	20,092	65,354	69	85,515
Total, December 31, 2022	23,708	58,685	103	82,496

Schedule of fair value measurement of liabilities

	Financial liabilities at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	—	26,439	26,439
Derivatives	—	6,242	3,608	9,850
Total, June 30, 2023	—	6,242	30,047	36,289
Total, December 31, 2022	—	10,820	31,155	41,975

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value originating
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
	June 30,	December 31,	Jan-Jun	Jan-Jun
Skr mn	2023	2022	2023	2022
CVA/DVA, net[1]	-53	-51	-2	-42
OCA[2]	-11	-32	21	64

1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3, 2023

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	June 30,
Skr mn	2023	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2023
Debt securities issued	-26,536	-3,085	6,309	-1,912	—	-1,472	18	239	-26,439
Derivatives, net	-4,516	—	913	—	—	1,296	—	-1,232	-3,539
Net assets and liabilities	-31,052	-3,085	7,222	-1,912	—	-176	18	-993	-29,978

Financial assets and liabilities at fair value in Level 3, 2022

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	December 31,
Skr mn	2022	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2022
Debt securities issued	-32,555	-4,267	10,255	—	—	2,641	-52	-2,558	-26,536
Derivatives, net	-2,037	0	221	—	—	-616	—	-2,084	-4,516
Net assets and liabilities	-34,592	-4,267	10,476	—	—	2,025	-52	-4,642	-31,052

1

Gains and losses through profit or loss, including the impact of exchange rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of June 30, 2023, amounted to a Skr 171 million loss (year-end 2022: Skr 2,024 million gain) and are reported as net results of financial transactions.

Schedule of sensitivity analysis - level 3

Assets and liabilities	June 30, 2023
			Range of estimates
		Unobservable	for unobservable		Sensitivity	Sensitivity
Skr mn	Fair Value	input	input	Valuation method	max	min

Equity	-1,892	Correlation	0.12 – (0.12)	Option Model	-13	13
Interest rate	2	Correlation	0.12 – (0.12)	Option Model	0	0
FX	-1,524	Correlation	0.12 – (0.12)	Option Model	-32	32
Other	-125	Correlation	0.12 – (0.12)	Option Model	0	0
Sum derivatives, net	-3,539				-45	45
Equity	-6,431	Correlation	0.12 – (0.12)	Option Model	13	-13
		Credit spreads	10BP – (10BP)	Discounted cash flow	4	-4
Interest rate	-13,305	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	119	-119
FX	-6,535	Correlation	0.12 – (0.12)	Option Model	34	-34
		Credit spreads	10BP – (10BP)	Discounted cash flow	30	-30
Other	-168	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-26,439				201	-201
Total effect on total comprehensive income					156	-156

Derivatives, net, December 31, 2022	-4,516				-47	47
Debt securities issued, December 31, 2022	-26,536				202	-202
Total effect on total comprehensive income, December 31, 2022					155	-155